50143 2/99
PROSPECTUS SUPPLEMENT
dated February 8, 1999 to:
------------------------------------------------------------
------------------------------------------------

PUTNAM DIVERSIFIED EQUITY TRUST
 Prospectus dated June 30, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

Business
experience
Officer                       Year       (at least 5 years)
----------------              -----      ----------
Robert R. Beck                1998       Employed as an investment
Managing Director                        professional by Putnam
                                         Management since 1989.

Omid Kamshad                  1998       Employed as an investment
Managing Director                        professional by Putnam
                                         Management since January, 1996.
                                         Prior to January, 1996,
                                         Mr. Kamshad was Director of
                                         Investments at Lombard Odier
                                         International and prior to
                                         April, 1995, he was a Director at
                                         Baring Asset Management Company.

Justin M. Scott                1998      Employed as an investment
Managing Director                        professional by Putnam
                                         Management since 1988.


Michael K. Arends              1999      Employed as an investment professional
Senior Vice President                    by Putnam Management since 1997.  Prior
                                         to November, 1997, Mr. Arends
                                         was Managing Director, Equities,
                                         at Phoenix Duff & Phelps  and prior to
                                         August, 1994, he as a Portfolio
                                         Manager with Kemper Financial Services.

Michael P. Stack              1998       Employed as an investment
Senior Vice President                    professional by Putnam
                                         Management since 1997.  Prior
                                         to November, 1997, Mr. Stack was
                                         a Senior Vice President and
                                         Portfolio Manager at
                                         Independence Investment
                                         Associates Inc.

Paul C. Warren                1998       Employed as an investment
Senior Vice President                    professional by Putnam
                                         Management since 1997.
                                         Prior to May, 1997, Mr. Warren was a
                                         Director at IDS Fund Management, and
                                         prior to August, 1994, he was a
                                         Director at Pilgrim Baxter
                                         Associates.  Prior to March, 1994, he
                                         was a Director at Prudential Asia.

Michael E. Nance             1998        Employed as an investment
Vice President                           professional by Putnam
                                         Management since 1994.  Prior
                                         to June, 1994, Mr. Nance attended
                                         the University of Chicago Graduate
                                         School of Business.